Investment Strategy	Dec. 31, 2025
Western Asset Corporate Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal circumstances, the fund invests at least 80% of its assets in corporate debt securities and at least 80% of its assets in “investment grade” debt securities. Corporate debt securities, including notes, bonds, debentures and commercial paper, are fixed income securities usually issued by businesses to finance their operations. Investment grade securities are those rated by a rating agency at the time of purchase in one of the top four ratings categories or, if unrated, are judged by the subadviser to be of comparable credit quality. These securities may be secured or unsecured, may be issued by U.S. or foreign entities and may carry variable or floating rates of interest. The fund may also invest in U.S. government securities and U.S. dollar denominated fixed income securities of foreign issuers. The fund may invest in securities of any maturity or duration.
The fund may invest up to 25% of its assets in non‑U.S. dollar denominated fixed income securities of foreign issuers. The fund intends to invest not more than 10% of its assets in non‑U.S. dollar denominated fixed income securities of foreign issuers for which the fund has not implemented a currency hedge.
Instead of, and/or in addition to, investing directly in particular securities, the fund may use instruments such as derivatives, including options, swaps, interest rate swaps, credit default swaps (including buying and selling credit default swaps and options on credit default swaps), foreign currency futures, forwards, futures contracts, and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The fund may use one or more types of these instruments without limit, subject to applicable regulatory requirements. For additional information regarding derivatives, see “More on the fund’s investment strategies, investments and risks—Derivatives” in the Prospectus. These instruments are taken into account when determining compliance with the fund’s 80% policies.
The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.

Western Asset Mortgage Total Return Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal circumstances, the fund invests at least 80% of its assets in mortgage-backed securities. Mortgage-backed securities may be issued by private issuers, U.S. government-sponsored entities such as the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) and by agencies of the U.S. government, such as the Government National Mortgage Association (Ginnie Mae). Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. These securities may or may not be backed by the full faith and credit of the U.S. government. Even when the U.S. government guarantees principal and interest payments on securities, this guarantee does not apply to losses resulting from declines in the market value of these securities. The fund may invest in government stripped mortgage-backed securities and other stripped securities. The fund may invest in securities of any maturity or duration, and the securities may have fixed, floating or variable rates. The fund may enter into dollar rolls (sometimes referred to as mortgage dollar rolls).
The fund will not invest more than 25% of its assets in mortgage-backed securities that are not issued or guaranteed by, or comprised of mortgage-backed securities issued or guaranteed by, a U.S. government agency or U.S. government-sponsored entity.
The fund focuses on securities rated investment grade (that is, securities rated in the Baa/BBB categories or above, or, if unrated, determined to be of comparable credit quality by the subadviser). The fund may invest up to 20% of its assets in securities rated below investment grade, or, if unrated, determined to be below investment grade by the subadviser.
Instead of, and/or in addition to, investing directly in particular securities, the fund may use instruments such as derivatives, including options, swaps, interest rate swaps, futures contracts, and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The fund may use one or more types of these instruments without limit, subject to applicable regulatory requirements. For additional information regarding derivatives, see “More on the fund’s investment strategies, investments and risks-Derivatives” in the Prospectus. These instruments are taken into account when determining compliance with the fund’s 80% policy.
The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.

Western Asset Short-Term Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund invests at least 80% of its assets in “investment grade” fixed income securities. Securities in which the fund invests include corporate debt securities, bank obligations, mortgage- and asset-backed securities and securities issued by the U.S. government and its agencies and instrumentalities. Investment grade securities are those rated by a rating agency at the time of purchase in one of the top four ratings categories or, if unrated, are judged by the subadviser to be of comparable quality. The fund may invest up to 25% of its assets in U.S. dollar denominated securities of non-U.S. issuers.
The fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share. The fund may invest in securities of any maturity. The fund normally expects to maintain an average effective maturity of not more than three years. For the purposes of determining the fund’s average effective maturity, a security’s maturity date will generally be deemed to be the next interest rate reset date for an adjustable rate security or, if earlier, the date of the next demand feature, such as a put feature, when the fund would be entitled to receive payment of principal and interest. The subadviser may also take into account estimated future prepayments on securities, such as mortgage-backed securities, with uncertain future cash flows and estimations of call features and similar features and options. These estimates may prove to be incorrect.
Instead of, and/or in addition to, investing directly in particular securities, the fund may use instruments such as derivatives, including options, swaps, interest rate swaps, credit default swaps (including buying and selling credit default swaps and options on credit default swaps), futures contracts, and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique.
The fund may use one or more types of these instruments without limit, subject to applicable regulatory requirements. For additional information regarding derivatives, see “More on the fund’s investment strategies, investments and risks—Derivatives” in the Prospectus. These instruments are taken into account when determining compliance with the fund’s 80% policy.
The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.